UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 93.0%

	Alaska – 0.6%

$1,825	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007, 5.000%, 8/01/12 – NPFG Insured	No Opt. Call	A+	$1,864,438
	Arizona – 2.9%

1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A–	1,797,947

1,045	Maricopa County School District 31 Balsz, Arizona, General Obligation Bonds, School Improvement Project 2011 Series 2012, 2.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,068,377

5,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	A+	5,848,900

790	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 2.500%, 7/01/15	No Opt. Call	A	809,426
8,380	Total Arizona			9,524,650
	Arkansas – 1.0%

2,750	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19	12/18 at 100.00	A+	3,223,165
	California – 9.3%

870	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2011, 4.000%, 7/01/13	No Opt. Call	BBB+	885,051

2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Refunding Series 2010B, 0.500%, 8/01/24	No Opt. Call	BBB	2,000,140

5,705	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2010A, 0.700%, 8/01/23 (Mandatory put 5/01/12) (Alternative Minimum Tax)	No Opt. Call	BBB	5,704,829

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, USA Waste Serviices Inc., Refunding Series 1998A, 2.625%, 6/01/18 (Mandatory put 6/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB	1,023,860

2,330	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2011C, 4.000%, 10/01/15	No Opt. Call	A2	2,537,883

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 4.000%, 10/01/15	No Opt. Call	A2	3,267,660

2,500	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/16	3/15 at 100.00	A	2,726,975

2,500	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011B, 4.250%, 3/01/41 (Mandatory put 3/01/15)	No Opt. Call	A	2,580,150

3,750	Long Beach Community College District, California, General Obligation Bonds, Series 2010A, 9.850%, 1/15/13	No Opt. Call	Aa2	4,086,375

500	Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/16	No Opt. Call	A	583,015

	Pittsburg Infrastructure Financing Authority, California, Reassessment Revenue Refunding Bonds, Series 2011A:
200	2.000%, 9/02/13 – AGM Insured	No Opt. Call	AA–	200,376
400	3.000%, 9/02/14 – AGM Insured	No Opt. Call	AA–	407,804

1,400	Port of Oakland, California, Revenue Refunding Bonds, Series 2011-O, 4.000%, 5/01/13 (Alternative Minimum Tax)	No Opt. Call	A	1,449,924

985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A	1,072,626

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	West Kern Water District, California, Certificates of Participation, Series 2011:
$350	3.000%, 6/01/13	No Opt. Call	AA–	$358,029
630	3.000%, 6/01/14	No Opt. Call	AA–	650,903
860	3.000%, 6/01/15	No Opt. Call	AA–	893,540
600	3.000%, 6/01/16	No Opt. Call	AA–	626,250
29,580	Total California			31,055,390
	Colorado – 3.2%

3,345	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/15	No Opt. Call	AA	3,791,491

2,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	2,585,256

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/13	No Opt. Call	BBB	1,035,510

1,010	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.000%, 5/15/13 – AGM Insured	No Opt. Call	AA–	1,058,935

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A:
115	3.000%, 5/01/12 (Alternative Minimum Tax)	No Opt. Call	Baa2	115,359
125	3.000%, 5/01/13 (Alternative Minimum Tax)	No Opt. Call	Baa2	126,379
235	3.000%, 5/01/14 (Alternative Minimum Tax)	No Opt. Call	Baa2	237,757
345	3.500%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa2	353,415

1,240	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 3.000%, 12/01/15	No Opt. Call	A–	1,303,476
9,815	Total Colorado			10,607,578
	Connecticut – 1.3%

1,235	Connecticut Development Authority, Pollution Control Revenue Bonds, Connecticut Light and Power Company, Refunding Series 2011B, 1.250%, 9/01/28 (Mandatory put 9/03/13)	No Opt. Call	A2	1,238,532

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
505	2.250%, 7/01/14	No Opt. Call	BBB	511,848
765	4.000%, 7/01/15	No Opt. Call	BBB	809,424

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
500	3.000%, 7/01/13 (WI/DD, Settling 2/14/12) – AGM Insured	No Opt. Call	AA–	513,920
1,150	4.000%, 7/01/14 (WI/DD, Settling 2/14/12) – AGM Insured	No Opt. Call	AA–	1,221,358
4,155	Total Connecticut			4,295,082
	Delaware – 0.9%

3,000	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 4.000%, 7/15/13	No Opt. Call	N/R	3,011,340
	District of Columbia – 0.7%

	District of Columbia, Revenue Bonds, Gallaudet University, Series 2011:
200	3.000%, 4/01/13	No Opt. Call	A+	203,788
250	3.000%, 4/01/14	No Opt. Call	A+	256,855

1,700	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2009A, 5.000%, 4/01/14	No Opt. Call	A–	1,834,045
2,150	Total District of Columbia			2,294,688
	Florida – 8.2%

1,250	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	1,376,975

5,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/15	No Opt. Call	A+	5,455,550

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,030	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2006A, 5.250%, 7/01/12	No Opt. Call	AA–	$4,111,446

1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2009E, 5.000%, 11/15/15	No Opt. Call	AA–	1,135,670

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Variable Rate Demand Series 2005I, 5.000%, 11/15/16	No Opt. Call	AA-	2,319,240

500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 3.000%, 11/15/12	No Opt. Call	A2	506,860

180	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 4.000%, 10/01/13 (Alternative Minimum Tax)	No Opt. Call	A2	185,783

1,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 5.000%, 2/01/17	No Opt. Call	AA–	1,101,150

500	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series 2008, 2.625%, 8/01/23 (Mandatory put 8/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB	507,485

	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2011:
590	3.000%, 10/01/12	No Opt. Call	BBB	595,959
605	4.000%, 10/01/13	No Opt. Call	BBB	629,079
1,175	5.000%, 10/01/15	No Opt. Call	BBB	1,291,995
1,060	4.000%, 10/01/16	No Opt. Call	BBB	1,128,147

330	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Water and Sewer Utility Service Area 3 & 4, Refunding Series 2011A, 1.250%, 9/01/12 – AGM Insured	No Opt. Call	AA–	330,663

2,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/12	No Opt. Call	AA	2,048,200

1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2007, 5.000%, 10/01/12 – NPFG Insured	No Opt. Call	AA	1,029,650

	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011:
2,380	2.000%, 10/15/14 – AGM Insured	No Opt. Call	AA–	2,380,357
1,275	4.000%, 10/15/15 – AGM Insured	No Opt. Call	AA–	1,358,742
25,875	Total Florida			27,492,951
	Georgia – 2.2%

1,250	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/14	No Opt. Call	A+	1,335,900

1,300	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/12)	No Opt. Call	A+	1,304,251

3,200	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 4.000%, 9/01/15	No Opt. Call	N/R	3,298,528

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A:
755	4.000%, 10/01/12 (WI/DD, Settling 2/16/12)	No Opt. Call	Baa2	769,390
585	4.000%, 10/01/14 (WI/DD, Settling 2/16/12)	No Opt. Call	Baa2	616,631
7,090	Total Georgia			7,324,700
	Hawaii – 0.5%

1,500	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009C-1, 7.500%, 11/15/15	5/12 at 100.00	N/R	1,510,995

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 4.4%

$700	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2011A, 3.000%, 4/01/13	No Opt. Call	A+	$714,959

4,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Refunding Series 2010A, 5.000%, 3/01/15	No Opt. Call	A+	4,465,920

500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	516,855

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A:
1,630	5.000%, 11/01/13	No Opt. Call	A2	1,724,752
1,105	5.000%, 11/01/14	No Opt. Call	A2	1,196,361

300	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (4)	4/12 at 15.25	N/R	540

700	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A, 5.100%, 5/15/14 (4)	2/12 at 100.00	N/R	104,895

305	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A+	336,869

125	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/15	No Opt. Call	A+	139,725

255	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/15	No Opt. Call	A+	281,645

125	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 4/01/13 – AGM Insured	No Opt. Call	AA–	132,103

	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A:
300	2.000%, 1/01/13 – AGM Insured	No Opt. Call	Aa3	302,715
320	2.000%, 1/01/15 – AGM Insured	No Opt. Call	Aa3	325,974

	Waukegan, Illinois, General Obligation Bonds, Refunding Series 2012A:
1,200	3.000%, 12/30/13 (WI/DD, Settling 2/07/12) – AGM Insured	No Opt. Call	Aa3	1,236,756
1,145	4.000%, 12/30/14 (WI/DD, Settling 2/07/12) – AGM Insured	No Opt. Call	Aa3	1,222,150
885	4.000%, 12/30/15 (WI/DD, Settling 2/07/12) – AGM Insured	No Opt. Call	Aa3	956,384

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
395	5.750%, 12/01/14 – AGM Insured	No Opt. Call	AA–	432,375
450	5.750%, 12/01/15 – AGM Insured	No Opt. Call	AA–	502,043
14,440	Total Illinois			14,593,021
	Indiana – 0.9%

990	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/12	No Opt. Call	N/R	986,278

1,000	Indiana Finance Authority, Economic Development Revenue Bonds, Republic Service, Inc. Project, Refunding Series 2010A, 0.600%, 5/01/34 (Mandatory put 12/01/12) (Alternative Minimum Tax)	3/12 at 100.00	BBB	1,000,090

1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Baptist Homes of Indiana, Series 2005, 5.000%, 11/15/13	No Opt. Call	N/R	1,047,160
2,990	Total Indiana			3,033,528
	Iowa – 3.5%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
100	3.000%, 6/15/13	No Opt. Call	A2	102,426
230	4.000%, 6/15/14	No Opt. Call	A2	243,892
500	4.000%, 6/15/15	No Opt. Call	A2	536,370

	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010:
1,150	5.000%, 7/01/16	No Opt. Call	A1	1,308,436
2,285	5.000%, 7/01/20	No Opt. Call	A1	2,682,956

220	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 4.000%, 10/01/14	No Opt. Call	BBB–	226,675

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-1:
$375	2.600%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A	$374,261
2,000	3.100%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A	2,011,180

3,900	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-1, 5.000%, 12/01/13	No Opt. Call	A1	4,166,409
10,760	Total Iowa			11,652,605
	Kansas – 1.8%

1,370	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008A, 4.125%, 9/01/37 (Mandatory put 3/01/13)	4/12 at 100.00	A+	1,373,206

1,150	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 4.000%, 9/01/12	No Opt. Call	A+	1,169,918

1,000	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 5.000%, 11/15/15	No Opt. Call	A+	1,130,910

	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III:
1,000	5.000%, 11/15/14	No Opt. Call	A+	1,105,000
1,000	5.000%, 11/15/16	No Opt. Call	A+	1,140,250
5,520	Total Kansas			5,919,284
	Kentucky – 1.1%

3,000	Pikeville, Kentucky, Educational Facilities Revenue Bond, Pikeville College of Osteopathic Medicine, Bond Anticipation Notes, Series 2011, 4.000%, 5/01/13	No Opt. Call	MIG2	3,057,150

750	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 4.000%, 3/01/13	No Opt. Call	A3	767,603
3,750	Total Kentucky			3,824,753
	Louisiana – 0.8%

	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011:
200	2.000%, 5/01/12 – AGM Insured	No Opt. Call	Aa3	200,594
535	2.000%, 5/01/13 – AGM Insured	No Opt. Call	Aa3	542,153
305	2.000%, 5/01/14 – AGM Insured	No Opt. Call	Aa3	309,868
315	3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa3	328,520
315	3.000%, 5/01/16 – AGM Insured	No Opt. Call	Aa3	329,052

960	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	1,037,520
2,630	Total Louisiana			2,747,707
	Massachusetts – 1.8%

	Massachusetts Development Finance Agency, Revenue Bonds, Lasell College, Series 2011:
220	2.000%, 7/01/12	No Opt. Call	BBB	220,372
600	2.250%, 7/01/13	No Opt. Call	BBB	604,470

580	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14	6/12 at 100.00	N/R	579,983

2,115	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.500%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	2,257,572

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University Issue, Series 2008T-1, 4.125%, 10/01/37 (Mandatory put 2/16/12)	No Opt. Call	A2	2,003,380

325	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 4.000%, 10/15/13	No Opt. Call	Baa1	337,561
5,840	Total Massachusetts			6,003,338

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 4.2%

	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds, Refunding Series 2011:
$675	2.500%, 5/01/14 – AGM Insured	No Opt. Call	Aa2	$688,244
1,250	3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa2	1,296,000

	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Healthcare Group, Series 2011A:
175	3.000%, 5/15/13	No Opt. Call	A2	178,264
430	4.000%, 5/15/15	No Opt. Call	A2	455,232

2,030	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/16	No Opt. Call	AA+	2,358,109

4,455	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 2.000%, 5/01/13	No Opt. Call	AAA	4,505,297

1,200	Warren Consolidated Schools, Counties of Macomb and Oakland, State of Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/12 – NPFG Insured	No Opt. Call	AA	1,213,368

225	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010A, 5.000%, 12/01/16 (Alternative Minimum Tax)	No Opt. Call	A	249,932

1,315	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.250%, 12/01/13 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,401,698

	Williamston Community Schools School District, Ingham County, Michigan, General Obligation Bonds, Refunding Series 2011:
610	2.000%, 5/01/13	No Opt. Call	AA–	617,082
1,120	3.000%, 5/01/14	No Opt. Call	AA–	1,161,362
13,485	Total Michigan			14,124,588
	Minnesota – 3.5%

2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17	No Opt. Call	BBB	2,783,275

1,000	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003, 5.250%, 12/01/12	No Opt. Call	A3	1,037,910

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	2,769,575

1,335	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	1,474,761

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
910	5.500%, 5/01/16	No Opt. Call	N/R	962,807
1,065	5.500%, 5/01/17	No Opt. Call	N/R	1,130,583

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 3.000%, 10/01/13	No Opt. Call	Baa2	509,430

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.000%, 5/01/15	No Opt. Call	A2	1,113,120
10,810	Total Minnesota			11,781,461
	Mississippi – 1.1%

3,235	Mississippi Development Bank, Special Obligation Bonds, Jackson County Limited Tax Note, Series 2009B-1, 4.000%, 7/01/15 – AGC Insured	No Opt. Call	AA–	3,542,422
	Missouri – 3.3%

	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011:
250	2.500%, 2/15/13	No Opt. Call	BBB+	250,760
360	2.750%, 2/15/14	No Opt. Call	BBB+	360,457

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$320	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.500%, 5/15/17	No Opt. Call	N/R	$335,965

3,000	Kirkwood Industrial Development Authority, Missouri Retirement Community Revenue Bonds, Aberdeen Heights Project, Series 2010C, 6.500%, 5/15/15	2/12 at 100.00	N/R	3,001,410

2,020	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009E, 4.000%, 11/01/16	11/14 at 100.00	A–	2,124,858

100	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Saint Joseph Sewerage System Improvement Projects, Series 2011E, 2.000%, 5/01/12	No Opt. Call	A	100,183

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
460	3.000%, 10/01/12	No Opt. Call	BBB	464,430
475	3.000%, 10/01/13	No Opt. Call	BBB	485,099

200	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	Baa1	220,466

2,435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2011B, 5.000%, 7/01/14	No Opt. Call	A–	2,605,572

950	St. Louis, Missouri, Airport Revenue Bonds, Series 1970, 5.000%, 7/01/15	No Opt. Call	A–	1,035,595
10,570	Total Missouri			10,984,795
	Montana – 0.6%

1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA	2,077,456
	Nebraska – 0.1%

250	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	Ba3	272,970
	New Jersey – 4.0%

1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 5.000%, 7/01/13	No Opt. Call	BBB–	1,038,470

4,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.000%, 7/01/15	No Opt. Call	BBB	4,293,520

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	Aa3	4,284,120

3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A+	3,643,830
12,000	Total New Jersey			13,259,940
	New Mexico – 0.6%

2,050	New Mexico Educational Assistance Foundation, Education Loan Bonds, Senior Lien Series 2009A, 3.900%, 9/01/14 (Alternative Minimum Tax)	No Opt. Call	Aaa	2,161,992
	New York – 1.7%

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2011A, 2.125%, 3/15/15	No Opt. Call	BBB+	2,016,280

1,265	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/13 – NPFG Insured	No Opt. Call	BBB+	1,329,477

1,500	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/14	No Opt. Call	BBB+	1,619,295

630	Indian River Central School district, Philadelphia, New York, General Obligation Bonds, Refunding Series 2012, 2.000%, 6/01/12, (WI/DD, Settling 2/08/12)	No Opt. Call	AA3	633,005
5,395	Total New York			5,598,057

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota – 1.2%

	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A:
$125	2.000%, 7/01/12	No Opt. Call	BBB+	$125,250
225	2.500%, 7/01/13	No Opt. Call	A–	227,018
300	2.500%, 7/01/14	No Opt. Call	A–	302,634

3,040	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 3.500%, 11/01/16	No Opt. Call	AA–	3,245,717
3,690	Total North Dakota			3,900,619
	Ohio – 1.0%

785	Cleveland State University, Ohio, General Receipts Bonds, Series 2007A, 5.750%, 6/01/14 – FGIC Insured	No Opt. Call	A+	869,521

	Cleveland, Ohio, Airport System Revenue Bonds, Series 2011A:
560	3.000%, 1/01/13	No Opt. Call	A–	568,719
1,000	3.000%, 1/01/14	No Opt. Call	A–	1,027,180

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Refunding Bonds, Ohio Power Company Project, Series 2010A, 3.250%, 6/01/41 (Mandatory put 6/02/14)	No Opt. Call	Baa1	1,025,670
3,345	Total Ohio			3,491,090
	Oklahoma – 1.0%

2,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2010, 3.500%, 6/01/12	No Opt. Call	A+	2,020,220

1,125	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2009, 5.000%, 9/01/14	No Opt. Call	AA–	1,251,236
3,125	Total Oklahoma			3,271,456
	Oregon – 1.0%

2,850	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	3,213,860
	Pennsylvania – 6.2%

1,000	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Refunding Series 2010A, 5.000%, 1/01/16 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	1,087,830

2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Refunding Series 2010B, 0.000%, 12/01/30	4/12 at 100.00	BBB	2,000,160

3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	BBB	3,062,190

725	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 2.000%, 11/01/41 (Mandatory put 4/30/13)	11/12 at 100.00	A–	728,205

1,780	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Tenth Series 2011B, 4.000%, 7/01/13	No Opt. Call	BBB+	1,847,231

915	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011B, 3.000%, 9/01/13	No Opt. Call	Aa2	942,679

920	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C, 3.000%, 9/01/13	No Opt. Call	Aa2	947,830

500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2011A, 4.000%, 6/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	518,895

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/14	No Opt. Call	A2	5,400,000

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$455	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 9/01/14 (WI/DD, Settling 2/28/12)	No Opt. Call	A1	$473,018

	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
250	2.250%, 12/01/13 – AGM Insured	No Opt. Call	AA–	253,980
540	3.500%, 12/01/14 – AGM Insured	No Opt. Call	AA–	569,149

	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,385	4.000%, 8/01/15	No Opt. Call	BBB+	1,437,699
1,440	4.250%, 8/01/16	No Opt. Call	BBB+	1,512,029
19,910	Total Pennsylvania			20,780,895
	Puerto Rico – 1.5%

1,500	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Series 2011C, 1.000%, 10/15/12	4/12 at 100.00	Baa1	1,498,245

2,500	Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ports Authority Project, Series 2011C, 3.000%, 12/15/26 (Mandatory put 12/15/13) (Alternative Minimum Tax)	No Opt. Call	Baa1	2,519,500

500	Puerto Rico Municipal Finance Agency, Series 2005B, 5.000%, 7/01/14 – CIFG Insured	No Opt. Call	Baa1	535,210

345	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/14 – NPFG Insured	No Opt. Call	Baa1	373,342
4,845	Total Puerto Rico			4,926,297
	South Carolina – 1.1%

1,500	Georgetown County, South Carolina, Pollution Control Facilities Revenue Bonds, International Paper Company Project Refunding, Series 1999A, 5.125%, 2/01/12	No Opt. Call	BBB	1,500,000

1,100	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007, 4.600%, 9/01/12	No Opt. Call	BBB	1,121,747

590	South Carolina JOBS Economic Development Authority, Economic Development Revenue, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	BBB	598,767

500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/15	No Opt. Call	BBB+	548,330
3,690	Total South Carolina			3,768,844
	South Dakota – 0.5%

1,305	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 4.500%, 11/01/15	No Opt. Call	AA–	1,448,981

325	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2012A, 0.500%, 8/01/12 (WI/DD, Settling 2/16/12)	No Opt. Call	AA	325,033
1,630	Total South Dakota			1,774,014
	Tennessee – 1.4%

1,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A2	1,119,230

1,270	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,528,242

1,800	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/16	No Opt. Call	A	2,076,156
4,070	Total Tennessee			4,723,628
	Texas – 6.9%

3,000	BB&T Municipal Trust Pool, Texas, Series 2011, 0.950%, 9/01/14	No Opt. Call	N/R	2,999,130

1,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2009A, 5.000%, 11/01/21	11/16 at 100.00	A+	1,113,550

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$1,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 4.000%, 7/01/15	No Opt. Call	BBB+		$1,024,540

1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011A, 5.000%, 9/01/13	No Opt. Call	A2		1,067,010

1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/13 (Alternative Minimum Tax)	No Opt. Call	A		1,053,080

70	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003, 5.000%, 5/15/12 – AMBAC Insured (ETM)	No Opt. Call	A1	(5)	70,979

10	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003, 5.000%, 5/15/12 – AMBAC Insured	No Opt. Call	A1		10,139

2,605	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003, 5.000%, 5/15/12 – AMBAC Insured	No Opt. Call	A1		2,640,793

2,005	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 4.000%, 1/01/15	No Opt. Call	A–		2,122,433

2,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14	5/12 at 100.00	N/R		2,000,920

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A:
1,425	4.000%, 9/01/15 – AGC Insured	No Opt. Call	AA–		1,545,085
1,070	4.000%, 9/01/16 – AGC Insured	No Opt. Call	AA–		1,180,103
1,355	4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA–		1,548,792

1,655	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Mirador Project, Temps 50, Series 2010B-2, 6.250%, 11/15/14	6/12 at 100.00	N/R		1,647,089

2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, The Stayton at Museum Way Senior Living Center, Inc. Project, Temps 50, Series 2009C-2, 6.500%, 11/15/14	5/12 at 100.00	N/R		2,000,380

1,000	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 2.000%, 8/15/13	No Opt. Call	A		1,009,160
22,195	Total Texas				23,033,183
	Virgin Islands – 0.3%

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/19	No Opt. Call	BBB		1,130,550
	Virginia – 4.4%

1,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008A, 5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–		1,072,520

7,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.300%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA		7,244,230

6,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004A, 5.000%, 8/01/14	8/13 at 100.00	AA+		6,392,520
14,000	Total Virginia				14,709,270
	Washington – 1.1%

1,000	Port of Seattle, Washington, Revenue Bonds, Refunding Inter-Lien Series 2010C, 5.000%, 2/01/16	No Opt. Call	Aa3		1,122,760

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,225	5.000%, 7/01/13	No Opt. Call	Baa2		1,259,998
1,150	5.000%, 7/01/14	No Opt. Call	Baa2		1,204,165
3,375	Total Washington				3,586,923

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.3%

$1,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/14)	No Opt. Call	Baa2	$1,005,830
	Wisconsin – 0.6%

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.000%, 4/15/16	No Opt. Call	A3	1,126,080

765	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 2.500%, 10/15/13	No Opt. Call	A+	782,320
1,765	Total Wisconsin			1,908,400
	Wyoming – 0.3%

	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011:
200	4.000%, 9/15/14	No Opt. Call	A3	209,716
530	4.000%, 9/15/15	No Opt. Call	A3	559,998
300	4.000%, 9/15/16	No Opt. Call	A3	320,094
1,030	Total Wyoming			1,089,808
$293,105	Total Municipal Bonds (cost $300,988,539)			310,097,561

Shares/ Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 10.1%

	Money Market Funds – 2.8%

9,386,512	First American Tax Free Obligations Fund, Class Z, 0.000% (6)	N/A	N/A	$9,386,512
	Variable Rate Demand Notes – 7.3%

$3,805	California Municipal Finance Authority, Variable Rate Demand Revenue Bonds, Goodwill Industries of Orange County, Series 2008, 0.170%, 10/01/33 (7)	4/12 at 100.00	F-1+	3,805,000

7,435	Cleveland-Cuyahoga County Port Authority, Ohio, Revenue Bonds, Carnegie/89th Garage and Service Center LLC Project, Variable Rate Demand Obligation, Series 2007, 0.080%, 1/01/37 (7)	6/12 at 100.00	A-1	7,435,000

2,245	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Denver Seminary Project, Variable Rate Demand Obligation, Series 2004, 0.170%, 7/01/34 (7)	5/12 at 100.00	A-1+	2,245,000

5,500	Glendale Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Friendship Retirement Corporation, Senior Lien, Variable Rate Demand Obligation, Series 1997, 0.170%,1/01/27 (7)	5/12 at 100.00	A-1+	5,500,000

3,000	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Variable Rate Demand Series 2006A, 0.050%,11/15/29 (7)	4/12 at 100.00	A-1	3,000,000

2,270	Indiana Health Facility Financing Authority, Revenue Bonds, Anthony Wayne Rehabilitation Center for Handicapped and Blind, Inc. Project, Variable Rate Demand Series 2001, 0.170%,2/01/31 (7)	4/12 at 100.00	A-1+	2,270,000
$24,255	Total Variable Rate Demand Notes			24,255,000
	Total Short-Term Investments (cost $33,641,512)			33,641,512
	Total Investments (cost $334,630,051) – 103.1%			343,739,073
	Other Assets Less Liabilities – (3.1)%			(10,187,936)
	Net Assets – 100%			$333,551,137

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$310,097,561	$—	$310,097,561
Short-Term Investments	9,386,512	24,255,000	—	33,641,512
Total	$9,386,512	$334,352,561	$—	$343,739,073

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $334,630,051.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$9,776,584
Depreciation	(667,562)
Net unrealized appreciation (depreciation) of investments	$9,109,022

12	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	During July 2010, the original issue for this security (1,000,000 par, 5.100% coupon and May, 15, 2011 maturity) was restructured into two new securities. The first security, which is 30% of the issue, has a 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the original issue, has 700,000 par, 5.100% coupon and May 15, 2014 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. The rate changes periodically based on market conditions or a specified market value.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	MUNICIPAL BONDS – 99.3%

	Alabama – 0.1%

$350	Camden Industrial Development Board, Alabama, Exempt Facilities Revenue Bonds, Weyerhaeuser Company Project, Series 2003B, 6.375%, 12/01/24 (Pre-refunded 12/01/13) (Alternative Minimum Tax)	12/13 at 100.00	AA+	(4)	$387,286

200	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		204,370
550	Total Alabama				591,656

	Alaska – 1.1%

5,000	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	Aa3		5,470,950

	Arizona – 8.9%

140	Arizona Board of Regents, Certificates of Participation, Northern Arizona University Research Projects, Series 2005, 5.000%, 9/01/23 – AMBAC Insured	9/15 at 100.00	A		148,162

2,900	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.500%, 11/15/23 (Pre-refunded 11/15/13)	11/13 at 101.00	N/R (4)		3,267,923

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23	9/18 at 100.00	A+		571,170

200	Arizona State University Nanotechnology LLC Lease Revenue Refunding Bonds, Arizona State University Project, Series 2006, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA–		217,560

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	A		280,088

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 - AMBAC Insured	7/17 at 100.00	Aa3		7,476,518

500	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	No Opt. Call	AA		580,210

500	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–		544,225

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	8/14 at 100.00	AA–		811,845

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 – NPFG Insured	8/16 at 100.00	AA–		783,488

500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A		532,950

3,500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A		3,678,850

	Maricopa County Industrial Development Authority, Arizona, Senior Living Healthcare Revenue Bonds, GNMA Collateralized Mortgage Loan Immanuel Campus of Care Project, Series 2006A:
750	4.850%, 8/20/26	2/16 at 100.00	Aaa		795,765
500	5.000%, 8/20/35	2/16 at 100.00	Aaa		517,860

225	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)		276,359

310	Peoria Municpal Development Authority, Arizona, Revenue Bonds, Series 2006, 5.000%, 7/01/15	No Opt. Call	AA+		355,775

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	Aa3		516,080

4,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+		4,392,720

1,500	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/31 – NPFG Insured	No Opt. Call	AA		1,646,310

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	Aa2		$800,752

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	Aa2	(4)	330,234

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A		4,006,365

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 – NPFG Insured	7/12 at 100.00	A		1,093,780

300	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	7/12 at 100.00	A3		302,016

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A–		1,093,150

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 0.000%, 7/01/21 – AMBAC Insured	7/17 at 100.00	AAA		522,765

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AAA		5,123,063

806	Tempe Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2004A, 5.375%, 12/01/13	No Opt. Call	N/R		787,373

250	Tucson, Arizona, General Obligation Refunding Bonds, Series 1998, 5.500%, 7/01/18	No Opt. Call	Aa2		311,215

450	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Refunding Series 2004, 5.000%, 7/01/24	7/14 at 100.00	BBB+		461,295

185	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/16	7/15 at 100.00	BBB+		199,517

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A:
375	5.250%, 8/01/21 – RAAI Insured	8/13 at 100.00	Baa2		381,135
100	6.000%, 8/01/33	8/13 at 100.00	Baa2		101,652

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	BBB		408,416

365	Yuma, Arizona, Improvement District 68 Improvement Bonds, Series 2006, 4.700%, 1/01/21	1/17 at 101.00	A2		385,254

39,606	Total Arizona				43,701,840

	California – 8.4%

2,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA		2,396,120

5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB		5,213,750

2,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.000%, 7/01/39	7/15 at 100.00	BBB		1,847,220

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–		1,187,267

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–		1,187,267

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+		459,664

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB		1,710,510

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	$579,510

3,775	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2	2,428,760

5,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2	1,050,000

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA–	7,577,550

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,213,560

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	509,203

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,753,680

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	590,645

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 - AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	915,120

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	3,546,950

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	1,293,318
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	639,781
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA–	1,227,247
57,025	Total California			41,327,122
	Colorado – 3.1%

5,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA	5,843,050

1,150	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002B, 6.125%, 12/01/33	12/12 at 101.00	BBB–	1,176,542

2,500	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2002, 5.900%, 10/01/27	10/12 at 100.00	A–	2,532,575

2,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29	6/16 at 100.00	A–	2,040,120

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	BBB	1,808,800

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	2,056,382
13,970	Total Colorado			15,457,469
	Delaware – 1.5%

5,000	Delaware Transportation Authority, Senior Lien Transportation System Revenue Bonds, Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	6,271,800

990	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Seies 2011, 5.750%, 7/15/16	No Opt. Call	N/R	990,307
5,990	Total Delaware			7,262,107

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 5.8%

$8,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	$8,699,280

3,000	Florida State Board of Education, Lottery Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/22	7/21 at 100.00	AAA	3,673,710

375	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	A–	375,915

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A, 5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)	10/14 at 100.00	A2	2,040,620

10,000	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	BBB+	8,871,100

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 – NPFG Insured	No Opt. Call	AA–	2,792,609

2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	2,046,560
27,790	Total Florida			28,499,794
	Georgia – 3.5%

4,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	N/R	4,436,640

2,300	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,320,562

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A2	5,688,300

	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A:
1,500	6.125%, 2/15/26	2/14 at 101.00	N/R	1,462,380
2,500	6.125%, 2/15/34	No Opt. Call	N/R	2,314,475

1,000	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,166,280
16,300	Total Georgia			17,388,637
	Hawaii – 1.0%

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
1,000	8.750%, 11/15/29	11/19 at 100.00	N/R	1,167,890
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,463,450

2,000	Hawaii State Department of Budget and Finance, Special Purpose Revenue Bonds, Kahala Nui Project, Series 2003A, 8.000%, 11/15/33	11/13 at 102.00	N/R	2,082,860
4,250	Total Hawaii			4,714,200
	Idaho – 0.2%

750	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.250%, 12/01/33	12/18 at 100.00	AA	877,575
	Illinois – 8.0%

2,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/20	12/18 at 100.00	AA–	2,295,160

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	1,041,520

3,500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	3,601,675

1,925	Illinois Finance Authority, Revenue Bonds, Landing at Plymouth Place Project, Series 2005A, 6.000%, 5/15/37	5/16 at 100.00	N/R	1,607,106

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30	11/18 at 100.00	A2	$4,594,590

1,265	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39	5/19 at 100.00	A2	1,493,472

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB–	5,572,750

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,352,609

3,255	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB–	3,315,673

4,520	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2001, 5.875%, 12/01/31	6/12 at 101.00	BBB–	4,568,726

4,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/22 – RAAI Insured	12/12 at 100.00	BBB–	4,046,880

5,000	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/26	1/22 at 100.00	A+	5,171,750
37,495	Total Illinois			39,661,911
	Indiana – 1.7%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/14 at 100.00	N/R	322,962

2,830	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB+	2,911,221

	Portage, Indiana, Revenue Bonds, Series 2006:
1,000	5.000%, 7/15/23	7/16 at 100.00	A	1,045,410

775	5.000%, 1/15/27	7/16 at 100.00	A	797,715

3,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	3,319,260
8,030	Total Indiana			8,396,568
	Iowa – 0.4%

1,665	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	1,764,933

145	Muscatine, Iowa, Electric Revenue Bonds, Series 1979, 6.700%, 1/01/13 (ETM)	No Opt. Call	AAA	152,762
1,810	Total Iowa			1,917,695
	Kansas – 1.6%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22	9/18 at 100.00	AAA	601,040

4,500	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA–	5,216,715

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,003,900
7,000	Total Kansas			7,821,655
	Kentucky – 0.6%

2,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	2,876,375
	Louisiana – 0.1%

500	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	N/R	544,215
	Massachusetts – 1.9%

2,850	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	2,834,126

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$1,000	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009A, 7.875%, 6/01/44	6/19 at 100.00	N/R	$1,008,840

285	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14	6/12 at 100.00	N/R	284,991

860	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23	1/20 at 100.00	AA	943,403

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	1,010,430

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	3,150,180
8,995	Total Massachusetts			9,231,970
	Michigan – 3.5%

1,595	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	1,607,122

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA–	8,422,532

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/36	No Opt. Call	BBB–	1,030,290

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011 – I-A, 5.500%, 10/15/45	No Opt. Call	Aa3	2,262,420

3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1	3,789,960
15,260	Total Michigan			17,112,324
	Minnesota – 2.8%

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28	11/18 at 100.00	A	3,543,060

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,053,190

95	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	6/12 at 100.00	A	95,182

2,995	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	12/12 at 100.00	N/R	3,004,554

1,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/19	No Opt. Call		1,208,300

1,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	BBB	1,015,740

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
2,000	6.000%, 11/15/25	11/15 at 100.00	BB+	2,034,960
2,000	6.000%, 11/15/30	11/15 at 100.00	BB+	2,024,740
13,090	Total Minnesota			13,979,726
	Missouri – 0.8%

3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA–	3,992,334
	Montana – 1.0%

2,500	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A2	2,696,700

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Montana (continued)

$2,500	Montana Facilities Finance Authority, Revenue Bonds, Siant John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R		$2,449,300
5,000	Total Montana				5,146,000
	Nebraska – 1.3%

500	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 3.500%, 1/15/33 (WI/DD, Settling 2/01/12)	1/22 at 100.00	AA–		501,625

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20	1/18 at 100.00	A1		3,232,488

1,000	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2011, 4.125%, 11/15/31	11/21 at 100.00	AAA		1,089,020

1,700	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27 (Alternative Minimum Tax)	11/12 at 101.00	A		1,745,101
5,950	Total Nebraska				6,568,234
	Nevada – 1.1%

2,740	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002, 5.750%, 9/01/31	9/12 at 101.00	BBB+		2,783,785

2,260	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002, 5.750%, 9/01/31 (Pre-refunded 9/01/12)	9/12 at 101.00	BBB+	(4)	2,354,310

80	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	BBB+		76,422
5,080	Total Nevada				5,214,517
	New Hampshire – 0.4%

1,250	New Hampshire Health and Education Facilities Authority, Healthcare System Revenue Bonds, Covenant Health Systems Obligated Group Issue, Series 2004, 5.375%, 7/01/24	7/14 at 100.00	A		1,295,013

800	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.875%, 7/01/34	7/15 at 100.00	N/R		822,960
2,050	Total New Hampshire				2,117,973
	New York – 0.7%

1,560	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+		1,671,524

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–		1,632,470
2,960	Total New York				3,303,994
	North Carolina – 1.6%

1,880	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB		1,881,203

1,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R		1,529,745

3,765	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/21 (Pre-refunded 3/01/15)	3/15 at 100.00	N/R	(4)	4,284,608
7,145	Total North Carolina				7,695,556
	North Dakota – 0.3%

425	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A, 5.000%, 7/01/38	7/22 at 100.00	BBB+		432,412

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Dakota (continued)

	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2008A:
$550	4.000%, 5/01/17 – AGC Insured	5/13 at 100.00	Aa3		$569,943
540	4.000%, 5/01/18 – AGC Insured	5/13 at 100.00	Aa3		557,507
1,515	Total North Dakota				1,559,862
	Ohio – 1.2%

3,250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	Baa1		3,446,950

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A2		1,053,110

1,540	Ohio State, Higher Educational Facility Revenue Bonds, Baldwin-Wallace College Project, Series 2004, 5.250%, 12/01/19	6/14 at 100.00	A–		1,664,062
5,790	Total Ohio				6,164,122
	Oregon – 1.6%

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–		7,887,529
	Pennsylvania – 4.1%

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB		1,071,220

1,350	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB		1,375,232

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42	7/18 at 100.00	AA–		4,242,966

5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Allegheny Energy Supply Company LLC., Senior Lien Series 2009, 7.000%, 7/15/39	7/19 at 100.00	BBB–		5,676,100

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+		2,134,740

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2		2,874,778

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 – AGM Insured	4/18 at 100.00	Aa3		1,808,384

1,200	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A, 5.750%, 1/01/26	1/16 at 100.00	N/R		1,156,020
18,520	Total Pennsylvania				20,339,440
	Puerto Rico – 2.4%

10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/29 – NPFG Insured	No Opt. Call	A3		11,701,600
	South Carolina – 0.4%

700	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)	12/15 at 100.00	BBB		712,005

1,250	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.125%, 8/01/23	8/13 at 100.00	BBB+		1,296,913

135	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(4)	147,154
2,085	Total South Carolina				2,156,072

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Dakota – 3.7%

$2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R		$2,794,050

1,000	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa2		1,129,260

2,270	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Series 2002A, 6.625%, 11/15/23 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	2,371,151

1,400	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Davis Family Sodak, LLC Wastewater Project, Pooled Loan Program, Series 2004A, 6.000%, 4/01/29 (Alternative Minimum Tax)	4/14 at 100.00	A+		1,454,964

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	A+		2,142,880

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 – AGC Insured	8/18 at 100.00	N/R		7,481,228

750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	No Opt. Call	A–		758,018
16,670	Total South Dakota				18,131,551
	Tennessee – 1.7%

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R		3,324,150

2,500	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2000A, 7.500%, 7/01/33 (Pre-refunded 7/01/12)	7/12 at 103.00	Baa1	(4)	2,633,650

1,125	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series 2002, 6.500%, 9/01/21 (Pre-refunded 9/01/12)	9/12 at 100.00	AA+	(4)	1,166,175

800	Shelby County, Tennessee, General Obligation Public Improvement and School Bonds, Refunding Series 2009A, 5.000%, 4/01/20	4/19 at 100.00	AA+		994,176

200	Shelby County, Tennessee, General Obligation Public Improvement and School Bonds, Refunding Series 2009A, 5.000%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa1	(4)	252,868
7,625	Total Tennessee				8,371,019
	Texas – 15.1%

1,985	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 1998A, 5.875%, 11/15/18	5/12 at 100.00	N/R		1,837,415

325	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 1999, 5.875%, 11/15/18	5/12 at 100.00	N/R		300,836

400	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and Improvement Bonds, Fourteenth Series 2012A, 5.000%, 8/15/37 (WI/DD, Settling 2/14/12)	8/21 at 100.00	AA		454,376

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23	7/18 at 100.00	A–		3,871,602

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+		4,086,355

1,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–		1,824,729

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Crawford Educational Facilities Corporation, Texas, Higher Education Revenue Bonds, University of Saint Thomas Project, Series 2002:
$1,300	5.250%, 10/01/22	10/12 at 100.00	BBB+	$1,311,024
1,750	5.375%, 10/01/27	10/12 at 100.00	BBB+	1,760,640

500	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, Refunding Series 1994, 5.000%, 2/15/14 (ETM)	No Opt. Call	AAA	547,570

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35	12/18 at 100.00	A+	2,384,480

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BBB+	3,056,040

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	Aa2	3,151,460

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvment Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB	1,037,440
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB	2,541,925

4,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	1/16 at 100.00	A2	5,229,450

4,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/32	9/21 at 100.00	AA	4,556,440

5,440	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 0.000%, 9/01/45	9/31 at 100.00	AA	3,954,826

2,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	No Opt. Call	AAA	2,357,500

3,775	Red River Authority, Texas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation Project, Cargill Inc Guaranteed Series 2002, 6.100%, 2/01/22 (Alternative Minimum Tax)	2/12 at 100.00	A	3,819,847

4,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Series 2008, 5.000%, 2/01/25	No Opt. Call	Aa1	4,626,800

10,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Series 2009A, 5.250%, 2/01/25	No Opt. Call	Aa1	11,984,500

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 – AGM Insured	8/17 at 100.00	Aa2	1,122,170
1,000	5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	Aa2	1,109,920

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 – AGM Insured	8/17 at 100.00	Aa2	1,111,000

1,600	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	N/R	1,630,432

	Travis County Health Facilities Development Corporation, Texas, Reitrement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,300	5.500%, 11/15/25	11/15 at 100.00	N/R	1,228,994
4,100	5.650%, 11/15/35	11/15 at 100.00	N/R	3,651,460
69,945	Total Texas			74,549,231
	Utah – 0.8%

3,520	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A, 8.000%, 7/15/41	7/21 at 100.00	BB+	3,767,843
	Vermont – 0.4%

1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26	5/16 at 100.00	N/R	917,960

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tax Free Fund (continued)

January 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont (continued)

$1,000	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A, 6.250%, 1/01/33	1/21 at 100.00	Baa2	$1,103,370
2,000	Total Vermont			2,021,330
	Virginia – 0.2%

925	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	5/12 at 101.00	AA+	936,183
	Washington – 2.2%

2,070	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A	2,322,602

600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aa1	758,652

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
2,000	6.250%, 7/01/24	7/19 at 100.00	Baa2	2,245,340
2,000	7.000%, 7/01/39	7/19 at 100.00	Baa2	2,177,400

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	Baa1	3,233,940
9,670	Total Washington			10,737,934
	Wisconsin – 2.5%

2,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	2,855,925

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R	2,031,260

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	No Opt. Call	Baa2	1,291,922

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 6.000%, 12/01/24	6/12 at 100.00	N/R	654,210

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Newcastle Place Project, Series 2001A, 7.000%, 12/01/31	6/12 at 100.00	N/R	1,455,440

4,000	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	4,235,160
12,725	Total Wisconsin			12,523,917
	Wyoming – 1.6%

2,250	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31	3/21 at 100.00	A3	2,575,710

2,100	Teton County Hospital District, Jackson Hole, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center, Series 2002, 6.750%, 12/01/22	6/12 at 101.00	N/R	2,165,898

2,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	3,135,713
7,000	Total Wyoming			7,877,321
472,426	Total Municipal Bonds (cost $449,001,402) – 99.3%			489,597,351

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

2,074,117	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$2,074,117
	Total Short-Term Investments (cost $2,074,117)			2,074,117
	Total Investments ($451,075,519) – 99.7%			491,671,468
	Other Assets Less Liabilities – 0.3%			1,516,423
	Net Assets – 100%			$493,187,891

24	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$489,597,351	$—	$489,597,351
Short-Term Investments	2,074,117	—	—	2,074,117
Total	$2,074,117	$489,597,351	$—	$491,671,468

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $451,080,263.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$43,215,183
Depreciation	(2,623,978)
Net unrealized appreciation (depreciation) of investments	$40,591,205

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of January 31, 2012.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 30, 2012